Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Statement of Partners' Capital [Abstract]
Income tax provision for cash flow hedge gains	$ 2
Net gain reclassified from accumulated other comprehensive income (loss) into income (effective portion)	$ 5